Trade and other receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables
Trade and other receivables

8 Trade and other receivables

(€ million)	December 31, 2023	December 31, 2022
Trade receivables	13,184	16,556
Receivables from joint ventures in exploration and production activities	1,365	1,645
Receivables from divestments	200	301
Other receivables	1,802	2,338
Total trade and other receivables, net of allowance for doubtful accounts	16,551	20,840

Generally, trade receivables do not bear interest and provide payment terms within 180 days.

The decrease in trade receivables of €3,372 million referred to the segments Global Gas & LNG Portfolio for €3,889 million and Plenitude & Power for €267 million partially offset by the increase in the segments Exploration & Production for €620 million and Enilive, Refining and Chemicals for €103 million. The decrease in the Global Gas & LNG Portfolio and Plenitude & Power reflected the decline in the prices of energy commodities, which decreased the nominal value of the receivables.

At December 31, 2023, Eni factored without recourse receivables due in 2024 with a nominal value of €1,745 million (€2,212 million at December 31, 2022 due in 2023). Derecognized receivables in 2023 related to the segments Enilive, Refining and Chemicals for €1,291 million, Global Gas & LNG Portfolio for €297 million and Plenitude & Power segment for €157 million.

At the balance sheet date Eni owned €1,156 million of net trade receivables, part of which past due, towards Egyptian state oil companies in relation to supplies of equity hydrocarbons, mainly natural gas. The accumulation in trade receivables has accelerated in the second half of the year because of the rapid deterioration of the country's economic and financial situation, worsened by the crisis in the Middle East, which led to a contraction in foreign exchange reserves leading to a slowdown in the payments of receivables owed to oil companies operating in the country. On the basis of the commitments of the country's authorities to normalize the outstanding exposure towards Eni, an expected credit loss was estimated taking into account the expected timing of collection.

At December 31, 2023, a past due trade receivable for the supply of natural gas to the customer Acciaierie d'Italia (former ILVA) was outstanding for an amount of €75 million (€373 million at December 31, 2022). A parent company guarantee has been issued by the shareholders of the debtor, which cover the entire amount of the receivable.

Receivables owed to Eni by joint operators in Nigeria have been reclassified to assets held for sale because of the ongoing divestment of the Nigerian subsidiary NAOC, whose assets included past due net receivables amounting to €236 million at December 31, 2023, which are owed to Eni by the counterparty of the possible transaction (see note 25 – Assets held for sale and liabilities directly associated with assets held for sale). Those receivables were in respect to the share of development costs of the joint operators in oil projects operated by Eni. The assets of the held-for-sale subsidiary also included overdue receivables owed to Eni by the Nigerian state oil company NNPC for €472 million (€475 million at December 31, 2022). About 85% of such amount related to net receivables accrued for unpaid cash calls, for which an expected credit loss has been estimated by considering the average timing of repayment in the case of state-owned companies. The remaining part related to past overdue receivables, the collection of which has been almost entirely finalized thanks to a repayment plan which awarded Eni the share of profit oil of the state-owned company in low-risk "rig-less" development initiatives with total collection expected by end of 2024. The residual amount outstanding at the end of the year has been discounted by using the country WACC (Weighted Average Cost of Capital).

Receivables from other counterparties comprised several miscellaneous items. The two largest amounts were: (i) the recoverable amount of €600 million (€566 million at December 31, 2022) of overdue trade receivables owed to Eni by the state-owned oil company of Venezuela, PDVSA, in relation to equity volumes of natural gas supplied to PDVSA by the joint venture Cardón IV, equally participated by Eni and Repsol. Those trade receivables were divested by the joint venture to the two shareholders. The receivables were stated net of an allowance for doubtful accounts, calculated with an expected credit loss rate deemed suitable to discount the sovereign risk and assuming a structural delay in collecting natural gas invoices. During the year, under the approval of US authorities within the context of the sanctions framework against Venezuela, receivables were collected under a barter scheme, which provided Eni with the right to lift crude oil volumes part of PDVSA entitlements for 5.6 million barrels, thus limiting the increase in overdue amounts; (ii) prepayments for services of €358 million (€278 million at December 31, 2022); (iii) €231 million (€239 million at December 31, 2022) of the amounts to be received from customers following the triggering of the take-or-pay clause of long-term natural gas supply contracts; (iv) receivables owed to Eni by Italian local distributors of natural gas and electricity of €309 million as of December 31, 2022 were entirely collected as certain measures expired, which were enacted by the Italian State in 2022 to reduce the cost of the energy bill to households and businesses; (v) €6 million (€193 million at December 31, 2022) of receivables from factoring companies. The remaining amount was composed of miscellaneous balances for approximately €753 million.

Trade and other receivables stated in euro and U.S. dollars amounted to €9,915 million and €6,041 million, respectively.

Credit risk exposure and expected losses relating to trade and other receivables has been prepared on the basis of internal ratings as follows:

	Performing receivables			Defaulted receivables	Plenitude customers	Total
(€ million)	Low risk	Medium Risk	High Risk
December 31, 2023
Business customers	3,577	5,303	331	909		10,120
National Oil Companies and Public Administrations	215	634	168	2,438		3,455
Other counterparties	1,103	616	10	590	2,995	5,314
Gross amount	4,895	6,553	509	3,937	2,995	18,889
Allowance for doubtful accounts	(19)	(72)	(23)	(1,668)	(556)	(2,338)
Net amount	4,876	6,481	486	2,269	2,439	16,551
Expected loss (% net of counterpart risk mitigation factors)	0.4	1.1	4.5	42.4	18.6	12.4
December 31, 2022
Business customers	4,815	7,970	378	1,583		14,746
National Oil Companies and Public Administrations	215	852		2,248		3,315
Other counterparties	1,673	725	13	122	3,200	5,733
Gross amount	6,703	9,547	391	3,953	3,200	23,794
Allowance for doubtful accounts	(23)	(169)	(15)	(2,176)	(571)	(2,954)
Net amount	6,680	9,378	376	1,777	2,629	20,840
Expected loss (% net of counterpart risk mitigation factors)	0.4	1.8	3.8	55.0	17.8	12.4

The classification of the Company’s customers and counterparties and the definition of the classes of counterparty risk are disclosed in note 1 – Significant accounting policies, estimates and judgments.

The assessments of the recoverability of trade receivables for the supply of hydrocarbons, products and power to retail, business customers and national oil companies and of receivables towards joint operators of the Exploration & Production segment for cash calls (national oil companies, local private operators or international oil companies) are reviewed periodically to reflect the current economic environment and business trends, as well as any possible increase in the counterparty risks.

The exposure to credit risk and expected losses relating to customers of Plenitude was assessed based on a provision matrix as follows:

		Past due
(€ million)	Not-past due	from 0 to 3 months	from 3 to 6 months	from 6 to 12 months	over 12 months	Total
December 31, 2023
Plenitude customers:
- Retail	1,477	107	45	93	207	1,929
- Middle	716	39	7	11	134	907
- Other	149	4	1	4	1	159
Gross amount	2,342	150	53	108	342	2,995
Allowance for doubtful accounts	(72)	(40)	(38)	(76)	(330)	(556)
Net amount	2,270	110	15	32	12	2,439
Expected loss (%)	3.1	26.7	71.7	70.4	96.5	18.6
December 31, 2022
Plenitude customers:
- Retail	1,508	74	35	63	203	1,883
- Middle	657	33	11	7	162	870
- Other	436	1	5	4	1	447
Gross amount	2,601	108	51	74	366	3,200
Allowance for doubtful accounts	(83)	(31)	(31)	(66)	(360)	(571)
Net amount	2,518	77	20	8	6	2,629
Expected loss (%)	3.2	28.7	60.8	89.2	98.4	17.8

The following table analyses the allowance for doubtful accounts for trade and other receivables:

(€ million)	2023	2022
Allowance for doubtful accounts - beginning of the year	2,954	3,313
Additions for trade and other performing receivables	160	166
Additions for trade and other defaulted receivables	342	253
Utilizations for trade and other performing receivables	(140)	(37)
Utilizations for trade and other defaulted receivables	(485)	(758)
Other changes	(493)	17
Allowance for doubtful accounts - end of the year	2,338	2,954

The allowance for doubtful accounts was determined considering mitigation factors of the counterparty risk amounting to €3,493 million (€5,744 million at December 31, 2022), which included escrow accounts, insurance policies, sureties and bank guarantees.

Additions to allowance for doubtful accounts for trade and other performing receivables related to: (i) the Plenitude business line for €78 million (€61 million in 2022), mainly in the retail business; (ii) the Global Gas & LNG Portfolio segment for €23 million (€70 million in 2022), concerning business customers.

Additions to allowance for doubtful accounts for trade and other defaulted receivables related to: (i) the Exploration & Production segment for €238 million (€122 million in 2022) and mainly concerned receivables for the supply of hydrocarbons to state company and receivables towards joint operators for cash calls in oil projects operated by Eni; (ii) to the Plenitude business line for €90 million (€99 million in 2022), particularly in the retail business.

Utilizations of allowance for doubtful accounts for trade and other performing and defaulted receivables amounted to €625 million and mainly related to: (i) to the Global Gas & LNG Portfolio segment for €160 million as consequence of the reduction in credit exposures due to the changed market conditions; (ii) the Plenitude business line for €182 million, in particular utilizations against charges of €126 million; (iii) the Exploration & Production segment for €90 million, of which  €59 million for unused provisions following the in-kind reimbursements of the overdue receivables owed to Eni by the state-owned company PDVSA in Venezuela during the year.

Other changes included €662 million related to the reclassification to assets held for sale of the allowance for doubtful accounts relating to the subsidiary Nigerian Agip Oil Company Ltd.

Net (impairments) reversals of trade and other receivables are disclosed as follows:

(€ million)	2023	2022	2021
New provisions	(502)	(419)	(550)
Net credit losses	(98)	(81)	(66)
Reversals	351	547	337
Net (impairments) reversals of trade and other receivables	(249)	47	(279)

Receivables with related parties are disclosed in note 36 – Transactions with related parties.